As filed with the Securities and Exchange Commission on March 15, 2011

1933 Act Registration Number 333-112480

1940 Act Registration Number 811-21503

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

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FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No.	/ /

Post-Effective Amendment No. 27	/X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/

Amendment No. 28	/X/

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The FBR Funds

(Exact Name of Registrant as Specified in Charter)

1001 Nineteenth Street North

Arlington, VA 22209

(Address of Principal Office)

Registrant’s Telephone Number, Including Area Code: 703.469.1040

William Ginivan

General Counsel

FBR Capital Markets Corp.

Potomac Tower

1001 Nineteenth Street North

Arlington, VA  22209

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

   X  immediately upon filing pursuant to paragraph (b)

       on [date] pursuant to paragraph (b)

___60 days after filing pursuant to paragraph (a)(1)

___on [date] pursuant to paragraph (a)(1)

___75 days after filing pursuant to paragraph (a)(2)

___on [date] pursuant to paragraph (a)(2) of Rule 485

  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 27 to be signed on its behalf by the undersigned, thereto duly authorized, in this City of Arlington in the State of Virginia, on the 15th day of March 2011.

The FBR Funds

By: /s/ David H. Ellison
David H. Ellison*, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 15th day of March 2011.

/s/ David H. Ellison

David H. Ellison         Trustee and President (Principal Executive Officer)

March 15, 2011

/s/ Michael A. Willner

Michael A. Willner     Trustee

March 15, 2011

/s/ Reena Aggarwal

Reena Aggarwal        Trustee

March 15, 2011

/s/William E. Cole,  Jr.

William E. Cole, Jr.     Trustee

March 15, 2011

/s/Charles O. Heller

Charles O. Heller        Trustee

March 15, 2011

/s/Kimberly J. Bradshaw

Kimberly J. Bradshaw  Treasurer and Secretary (Principal Financial Officer)

March 15, 2011

* Kimberly J. Bradshaw, attorney-in-fact pursuant to powers of attorney filed with the Securities Exchange Commission with Post-Effective Amendment No. 8 as filed on December 15, 2006.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase